Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements have been prepared in accordance with the US GAAP. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Group believes that revenue recognition, rebates, consolidation of VIE, determination of share-based compensation, measurement of redemption value of redeemable preferred shares and convertible notes, and impairment assessment of long-lived assets and intangible assets that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and a VIE’s subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs and a VIE’s subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. OptAim WFOE and ultimately the Company hold all the variable interests of the VIE and its subsidiaries, and has been determined to be the primary beneficiary of the VIE.

2	Principal accounting policies (Continued)
(c)	Consolidation (Continued)

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of comprehensive loss, statement of changes in equity and balance sheet, respectively.

Foreign currency translation
(d)	Foreign currency translation

The reporting currency of the Company is the United States dollars (“US$”). The Company is a holding company engaged in capital raising and financing activities denominated in US$. As such, the Company’s functional currency has been determined to be the US$. The functional currency of the Company’s subsidiaries is the local currency of the country in which they are domiciled.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date. Transaction gains and losses are recognized in “other gains, net”. Assets and liabilities denominated in foreign currencies are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ deficit/equity and comprehensive loss.

Fair value of financial instruments
(e)	Fair value of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Observable inputs are based on market data obtained from independent sources. The Company’s derivative liabilities and convertible notes are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus classified as Level 3 (Note 3(c) and Note 18).

2	Principal accounting policies (Continued)

(e)	Fair value of financial instruments (Continued)

The Company values its investments in wealth management products issued by a bank classified as short-term investments in the consolidated balance sheets using quoted subscription/redemption prices published by the bank, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

The carrying amounts of cash and cash equivalents, time deposits, restricted cash, accounts receivable, rebate receivables, accounts payable, other financial assets and liabilities approximate their fair values due to the short-term nature of these instruments. Based on the borrowing rates currently available to the Group for debt with similar terms, the carrying amounts of the short-term loans approximate their fair values (using Level 2 inputs).

The Group measures an equity investment accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. For the years ended December 31, 2017, 2018 and 2019, no impairments were recorded on the asset required to be measured at fair value on a non-recurring basis. Equity investments accounted for using the measurement alternative (Note 2(l)) are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were re-measured during the years ended December 31, 2017, 2018 and 2019, they were classified within Level 3 in the fair value hierarchy because the Group estimated the value of the investments based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs.

Cash, cash equivalents and restricted cash
(f)	Cash, cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Restricted cash represented bank deposits in accounts that are restricted as to withdrawal or usage. For restriction which is expected to be released within one year of the balance sheet date, the respective restricted cash balance is classified as current. As of December 31, 2019, the Group’s restricted cash represents balance held in restricted bank accounts as required by certain loan agreements. As of December 31, 2018, the Group did not have any restricted cash.

In November 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-18, Statements of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Group has adopted this new guidance on January 1, 2018, using the retrospective transition method. Following the adoption of this guidance in 2018:

•

Amounts generally described as restricted cash were presented with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows.

•

Decrease in restricted cash under net cash used in investing activities amounting to US$5,234 for the year ended December 31, 2017 had been reclassified to net decrease in cash and cash equivalents and restricted cash in the consolidated statements of cash flows.

•	No impact to the consolidated statements of cash flows for the year ended December 31, 2018 as there was no restricted cash during the year.
•	The Group also added a reconciliation of cash, cash equivalents, and restricted cash to the consolidated statements of cash flows.

Time deposits
2	Principal accounting policies (Continued)
(g)	Time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months but less than one year. Interest income is recognized using the effective interest method in the consolidated statements of comprehensive loss during the periods. Time deposits are valued based on the prevailing interest rates in the market.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Group makes specific bad debt provisions based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability.

Rebates receivable
(i)	Rebates receivable

Rebates receivable represent sales rebates that have already been earned but not received from third party publishers. The Group earns its rebates from purchasing advertising spaces from these website publishers.

Short-term investments
(j)	Short-term investments

Short-term investments include investments in wealth management products issued by a bank in the PRC which are redeemable by the Group at any time. The wealth management products are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Group measures the short-term investments at fair value using the quoted subscription or redemption prices published by the bank. The change in fair value recorded in the consolidated statements of comprehensive loss amounted to US$nil, US$25 and US$107 for the years ended December 31, 2017, 2018 and 2019, respectively.

Investments in equity investee
(k)

Investment in an equity investee

Investment in an equity investee represents the Group's investment in a privately held company. The Group applies the equity method to account for an equity investment in common stock or in-substance common stock, according to ASC 323 “Investment — Equity Method and Joint Ventures,” over which it has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method, the Group initially records the investments at cost and the difference between the cost of the equity investee and the fair value of the underlying net assets of the equity investee is recognized as equity method goodwill and intangible assets acquired, which is included in the equity method investments on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its (i) proportionate share of each equity investee’s post-acquisition net income or loss into earnings, (ii) share of post-acquisition movements in accumulated other comprehensive income into other comprehensive income, and (iii) cash distributions from investees, after the date of investment. When the Group's share of loss in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further loss, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

2	Principal accounting policies (Continued)

(k)	Investment in an equity investee (Continued)

The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statement of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment loss has been recorded during the years ended December 31, 2017, 2018 and 2019.

Other long-term investments
(l)	Other long-term investments

The Group’s other long-term investments as of December 31, 2018 and 2019 consist of equity securities without readily determinable fair value.

The Group adopted Accounting Standards Codification (“ASC”) 321 “Investments—Equity Securities” on January 1, 2018 and is required to measure its equity investments at fair value and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and does not qualify for the existing practical expedient in ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investments, the Group elected to use the measurement alternative to measure its equity investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

Property and equipment, net
(m)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive loss.

Business combinations
(n)	Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations” (“ASC 805”). The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Group and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as gain on bargain purchase. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statement of comprehensive loss.

Intangible assets, net
(o)	Intangible assets, net

Intangible assets mainly consist of computer software licenses purchased from external parties and computer software and systems acquired through the acquisitions of OptAim, Buzzinate Company Limited, Myhayo and Changyi, respectively. It also includes developed technologies, customer relationship and contract backlog acquired through the acquisition of Changyi. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Amortization of finite lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	5 years
Contract backlog	3 years

Impairment of long-lived assets and intangible assets and Impairment of goodwill
(p)	Impairment of long-lived assets and intangible assets

For other long-lived assets including property and equipment and amortizable intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

2	Principal accounting policies (Continued)

(q)	Impairment of goodwill

Impairment of goodwill assessment is performed on at least an annual basis on December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. According to ASC 350-20-35, an entity may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Group, however, selects proceed directly to perform a two-step goodwill impairment test. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in adjusting the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of each reporting unit includes estimating future cash flows, determining appropriate discount rates, control premium, comparable companies’ multipliers and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Adoption of ASC 842
(r)	Adoption of ASC 842

On January 1, 2019, the Group adopted ASC 842, which requires the recognition of the right-of-use assets (“ROU assets”), and related lease liabilities on the consolidated balance sheets using a modified retrospective approach. The consolidated financial statements related to periods prior to January 1, 2019 were not restated, and continue to be reported under ASC Topic 840—Leases ("ASC 840"), which did not require the recognition of operating lease liabilities on the consolidated balance sheets. As a result the consolidated financial statements related to periods prior to January 1, 2019 are not entirely comparative with current and future periods. As permitted under ASC 842, the Group elected several practical expedients that permit the Group to not reassess (1) whether existing contracts are or contain a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. In addition, the Group has elected not to recognize short-term leases on the consolidated balance sheets. In addition, the Group did not use hindsight to determine lease term.

For the identified leases, the Group used its incremental borrowing rate to discount the related future payment obligations as of January 1, 2019 to determine its lease liability as of the adoption date. As of the adoption date, the Group recognized a lease liability of US$2,634 and a corresponding ROU asset of US$2,634, with no equity impact from the adoption.

The Group records rent expense for operating leases, including leases of office locations and equipment, on a straight-line basis over the lease term. The Group begins recognition of rent expense on the commencement date, which is generally the date that the asset is made available for use. The lease liability is included in lease liabilities, current and lease liabilities, non-current within the consolidated balance sheets, which are reduced as lease related payments are made. The ROU asset is amortized on a periodic basis over the expected term of the lease. See Note 14 for additional information.

Deferred revenue
(s)	Deferred revenue

The Group receives prepayments for services in advance of service performance from certain customers. The amounts received in advance are recorded as deferred revenue and recognized as revenue in the period which the corresponding services are performed.

Derivative financial instruments
(t)	Derivative financial instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative financial instrument (including certain derivative financial instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met. The Group’s derivative financial instruments included the conversion features and redemption features of the preferred shares classifies as “derivative liabilities”. For the year ended December 31, 2017, the Group recognized fair value losses of US$10,190 on derivative financial instruments. There was no derivative financial instrument as of December 31, 2018 and 2019.

Convertible debt
(u)	Convertible debts

The Group determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to the conversion feature, call and put option, and beneficial conversion feature (“BCF”). After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 and ASC 470 “Debt”.

The conversion features of the convertible notes of the Group meets the definition of a derivative whereby no BCF shall be separately accounted for. Moreover, the Group has elected the fair value option for convertible debts accounted for as a liability in its entirety whereby the conversion features that meet the definition of a derivative are not bifurcated given that the entire debt instrument is legally a single contract therefore not to be separated into parts for purposes of applying the fair value option. Such fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event, that gives rise to a new basis of accounting for that instrument. The convertible debts accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive loss.

Convertible debts are classified as current liabilities if they are convertible or redeemable on demand or if their due date is or will be within one year from the balance sheet date.

Treasury shares
(v)	Treasury shares

The Company accounted for those shares repurchased as treasury shares at cost in accordance with ASC 505-30, and the treasury shares acquired are shown separately in shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares. If and when the Company cancels the treasury shares, the difference between the original issuance price and the repurchase price will be debited into additional paid-in capital.

Revenue recognition and cost of revenues
(w)	Revenue recognition and cost of revenues

On January 1, 2018, the Group adopted ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)” and subsequent amendments to the initial guidance or implementation guidance issued between August 2015 and December 2016 within ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 (collectively, “ASC 606”) using a modified retrospective approach applied to contracts that were not completed as of January 1, 2018. The adoption did not have a material impact on the accumulated deficit as of January 1, 2018. Results for reporting periods beginning on or after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Group’s historic accounting policies under ASC 605.

2	Principal accounting policies (Continued)

(w)	Revenue recognition and cost of revenues (Continued)

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the years ended
	December 31, 2017	December 31, 2018	December 31, 2019
	Under ASC 605	Under ASC 606	Under ASC 606
Recognized over time
- Sales agent	8,311	8,671	6,563
- Cost-plus	10,788	12,192	17,146
- SaaS products offering	-	-	8,687
	19,099	20,863	32,396

Recognized at point in time
- Specified actions	106,159	139,154	165,263
- SaaS products offering	-	-	1,749
	106,159	139,154	167,012
Total	125,258	160,017	199,408

As noted above, in accordance with the modified retrospective method upon adoption of ASC 606, prior period amounts have not been adjusted.

The Group’s services are the provisions of online marketing services. The Group utilizes a combination of pricing models and revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on (i) agreed incentive to be earned for being a sales agent of a publisher, (ii) cost-plus or (iii) specified actions (i.e. cost per impression (“CPM”), cost per click (“CPC”), cost per action (“CPA”), cost per sale (“CPS”), cost per lead (“CPL”) or return on investment (“ROI”)) and related campaign budgets, depending on the customers’ preferences and their campaigns launched. Subsequent to the acquisition of Changyi and its subsidiary Suzhou Changyi (together, “Changyi Group”) on January 1, 2019, the Group’s services also generate revenue from the offering of SaaS products.

The Group recognizes revenue when the Group satisfies a performance obligation by transferring a promised service to a customer. The Group considers the following when determining if a contract exists under which the performance obligations have been satisfied: (i) contract approval by all parties, (ii) identification of each party’s rights regarding the goods or services to be transferred, (iii) specified payment terms, (iv) commercial substance of the contract, and (v) collectability of substantially all of the consideration is probable. Collectability is assessed based on a number of factors, including the creditworthiness of a customer, the size and nature of a customer’s business and transaction history. Revenues are recorded net of value-added taxes.

Sales agent

In the arrangement with a particular publisher, the Group acts as a sales agent for this publisher in selling marketing spaces to marketing clients. In return, the Group earns incentives from this publisher based on contractually stipulated amounts when certain spending thresholds are achieved. The Group considers this particular publisher as a customer and record such incentives as net revenues. Incentives from this publisher are calculated on both a quarterly and an annual basis in accordance with the terms as set out in the arrangement.

Sales agent (Continued)

Revenue under this arrangement is recognized over-time given the Group considers this particular publisher simultaneously receives and consumes the benefits provided by the Group's performance as the Group performs. In other words, when the Group purchases marketing spaces on behalf of the marketing clients throughout the marketing campaigns as requested by them, this particular publisher simultaneously receives and consumes the benefit of the marketing spaces being purchased and therefore the Group is entitled to incentive payment from this publisher.

The Group grants rebates to marketing clients under the sales agent arrangement. The majority of marketing clients under this arrangement are not customers under either the cost-plus arrangement or specified actions arrangement. The Group records rebates granted to such marketing clients as reduction of revenue.

Under ASC 605, the Group recorded rebates granted to marketing clients under the sales agent arrangement as cost of revenues as (i) the Group considered these rebates were for an identifiable benefit that was separable from the marketing clients’ purchase of the Group's services and (ii) the Group was able to reasonably estimate the fair value of the benefit received from granting these rebates. However, the notion of “separate identifiable benefit” under ASC 605 was not carried forward into ASC 606. ASC 606 requires the rebates granted to marketing clients under sales agent arrangement to be recorded as a reduction of revenue unless the Group is receiving a distinct good or service with the payment to the marketing clients. Given the Group cannot establish such a distinct good or service with the payment to marketing clients under the sales agent arrangement, rebates to marketing clients under this arrangement are recorded as a reduction of revenue under ASC 606. The resulting impact to the consolidated financial statements for the year ended December 31, 2018 was a decrease of US$2,654 in net revenues, with a corresponding decrease in cost of revenues.

Cost-plus

For cost-plus advertisement campaigns, sales are recognized at the fair value of the amount received. Discounts granted to marketing clients under cost-plus marketing campaigns are recorded as a reduction of revenue. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transactions. In the normal course of business, the Group acts as an intermediary in executing transactions between website publishers and marketing clients. The specified service in the cost-plus arrangement is the provision of marketing space, which is controlled by the website publishers, rather than the Group. The Group assists the marketing clients to place orders with specific website publishers based on specification set out the marketing clients. The Group does not have the ability to direct the use of marketing space and does not have any inventory risk. Pricing is generally based on the actual advertising spending incurred by the marketing clients plus a margin. Accordingly, the Group concludes that it is not the principal in these arrangements and reports revenue earned and costs incurred related to these transactions on a net basis.

Revenue under this arrangement is recognized over-time as the Group considers its customers simultaneously receive and consume the benefits provided by the Group's performance. At the time the Group purchases marketing spaces during the contract term for its customers, the customers’ advertisements could be placed throughout the marketing campaign. Revenue recognition under this arrangement is not based on an occurrence of significant act or milestone method.

Throughout the various services delivered to clients under the cost-plus arrangements, the Group earns rebates from publishers and grant rebates to marketing clients. The rebates that the Group grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue and are recorded based on the amount the marketing clients would ultimately need to spend to earn the corresponding level of rebates. The Group is also able to reasonably estimate the spending the customers can ultimately achieve based on the historical spending patterns of the customers with similar arrangements. The rebates that the Group receives from publishers under the cost-plus arrangements are recorded as revenue. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Specified actions

The Group also generates revenue from performing specified actions (i.e. a CPM, CPC, CPA, CPS, CPL or ROI basis). Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered while revenue on a CPA, CPS, CPL or ROI basis is recognized once agreed actions are performed. For the specified actions advertisement campaigns, the Group is the principal as it has the obligation to deliver successful actions requested by marketing clients. Also, the Group will only be paid if successful actions can be delivered and is exposed to risk of loss. In terms of pricing, the Group has complete latitude in establishing the selling prices of each of the CPM, CPC, CPA, CPS, CPL or ROI pricing model. The Group's margin may vary as the costs incurred to deliver successful actions may vary and is therefore exposed to risk of loss whereby validating its degree of responsibility to its customers. Although the inventory risk under specified actions arrangement is considered to be low, the Group concludes that it is the principal in such arrangement as it is the principal ultimately responsible for delivering successful actions and in charge of establishing the price per action. Accordingly, the Group reports revenue earned and costs incurred related to these transactions on a gross basis.

Revenues under this arrangement is recognized at point-in-time when the Group is able to deliver the specified actions as requested by the customers. Upon the occurrence of the specified actions, the customers take control of the specified actions and this is when the Group recognizes the corresponding revenue. Unlike the cost-plus arrangement, when the Group purchases marketing spaces in order to deliver the specified actions, the customers do not receive and consume the benefit as the benefit to be received by the customers is the occurrence of the specified actions. Also, the Group does not create or enhance an asset that the customers control as the marketing spaces ultimately belong to the publishers. The Group does not have any right to payment for simply purchasing the marketing spaces and would only be compensated upon delivery of the specified actions.

The Group also grants rebates to marketing clients under the specified actions arrangement. Same as the treatment under cost-plus arrangement, the rebates that the Group grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue and are recorded based on the amount the marketing clients would ultimately need to spend to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the specified actions arrangement are recorded as a reduction of cost of revenues. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Cost of revenues consists of the costs to purchase space for the online marketing operations, amortization expenses related to the Group's computer software and systems, salaries and benefits of relevant operations and support personnel and depreciation of relevant property and equipment depreciation. The Group becomes obligated to make payments related to website publishers in the period the marketing impressions and click-through occur. Such expenses are classified as cost of revenues in the consolidated statements of operations as incurred. Cost of revenues also includes rebates received from website publishers which are recorded as a reduction of cost of revenues when the Group is acting as a principal in a transaction. Following recent reforms of PRC tax laws, business tax is gradually being replaced by VAT, which is recorded as a reduction of revenue.

SaaS products offering

Under this arrangement, the Group offers SaaS products which are cloud-hosted software offering Enterprise Solutions to customers through provision of software licenses and retail and customer relationship management (“CRM”) solutions. Revenues under this arrangement primarily consist of fees for (i) licensing to provide customers with access to one or more of the existing cloud applications for e-commerce, marketing and customer management, (ii) the development of new cloud applications customized for individual customer, and (iii) various combinations of technical support and maintenance services provided by the Group. Contracts with customers under this arrangement are generally with a term of 1 to 24 months.

2	Principal accounting policies (Continued)

(w)	Revenue recognition and cost of revenues (Continued)

SaaS products offering (Continued)

Revenues from licensing of existing cloud applications are generally recognized ratably over time over the contract term beginning on the date that the licensing service is made available to the customer, whereby the Group considers that its customers simultaneously receive and consume the benefits provided by the use of existing cloud applications. The Group does not have other right to consideration in exchange for goods or service that the Group has transferred to a customer when that right is conditioned on something other than the passage of time.

Revenues of developing new cloud applications exclusively customized for customers is recognized at point-in-time when the Group is able to deliver the cloud applications to customers. The Group considers the transfer of control of new cloud applications to customer, which represents a distinct performance obligation, to be completed when such cloud applications are on-premise and fully functional such that the customer can use and benefit from the cloud applications on its own.

Besides, the Group also provides certain additional maintenance services along with the above arrangements of cloud application development and licensing, such as technical support and bug fixes. These additional maintenance services are considered to be a series of distinct services that are substantially the same and have the same duration and measure of progress; therefore, the Group concludes that they represent a separate combined performance obligation. Revenues from such additional maintenance services are recognized ratably over-time over the contract period.

The respective stand-alone selling prices of each of the three performance obligations are determined based upon observable prices in stand-alone transactions and contractually stated price whereby no allocation of selling prices among individual performance obligations are required.

Cost of revenues for SaaS products primarily comprises amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel, depreciation of relevant property and equipment and other direct services costs.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to payment. The allowance for doubtful accounts is estimated based upon the Group’s assessment of various factors, including historical experience, the age of the accounts receivable balances, current economic conditions and other factors that may affect the Group’s customers’ ability to pay. The Group normally does not have contract assets, which are primarily unbilled accounts receivable that are conditional on something other than the passage of time.

Deferred revenue represents contract liabilities which related to unsatisfied performance obligations at the end of the period. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Revenue recognized during the years ended December 31, 2018 and 2019, respectively, relating to deferred revenue as of January 1, 2018 and 2019 was US$25,410 and US$15,768, respectively. For the amount remained as deferred revenue as of January 1, 2018 and 2019, respectively, but not recognized as revenue during the years ended December 31, 2018 and 2019, respectively, there is still a contractual obligation for the Group to provide service whereby the Group is not obliged to make any refund of the amount received from customers. Such amount will be recognized as revenue when all of the revenue recognition criteria are met.

Revenue recognized in the current period from performance obligations related to prior periods was not material.

2	Principal accounting policies (Continued)

(w)	Revenue recognition and cost of revenues (Continued)

Adoption of ASC 606

The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statements of comprehensive loss for the year ended December 31, 2018, as actually reported and as they would have been reported under ASC 605, without the adoption of ASC 606 (in thousands, except per share data):

		Without adoption of	Effect of change
	As reported	ASC 606	higher/(lower)

Net revenues	160,017	162,671	(2,654)
Cost of revenues	(120,897)	(123,551)	(2,654)
Gross profit	39,120	39,120	-
Loss before income tax expense	(31,956)	(31,956)	-
Income tax expense	(655)	(655)	-
Net loss	(32,611)	(32,611)	-
Basic net loss per share attributable to iClick Interactive Asia Group Limited	(1.23)	(1.23)	-
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	(1.23)	(1.23)	-

The adoption of ASC 606 did not change the Group’s consolidated balance sheet, consolidated statement of cash flows, or consolidated statement of changes in equity as of and for the year ended December 31, 2018.

Practical Expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group’s contracts have a duration of one year or less.

(ii)

Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

(iii)	The Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Prepaid media costs
(x)	Prepaid media costs

Prepaid media costs represent prepayments for online space paid by the Group to third party publishers of websites. Upon utilization, media costs are recognized in cost of revenues when the Group is determined as acting as the principal. However, when the Group is determined as acting as the agent, those costs are recognized as deduction to revenue by the Group. These prepayments are classified as current considering the corresponding online spaces are expected to be purchased and utilized within twelve months from the date of payments.

Research and development expenses
2	Principal accounting policies (Continued)
(y)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) rental expenses and (iii) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages.

The Group incurred development costs in connection with an internal-use ERP software to further enhance management to monitor the business. While internal and external costs incurred during the preliminary project stage are expensed as incurred, costs relating to activities during the application development stages have been capitalized. For the years ended December 31, 2017, 2018 and 2019, the Group has capitalized development costs related to ERP software of US$nil, US$119 and US$229 as intangible assets. In addition, the Group incurred other research and development costs in relation to other internal use software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented. For the years ended December 31, 2017, 2018 and 2019, the Group has not capitalized any other costs related to internal use software other than the ERP software.

Sales and marketing expenses
(z)	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and marketing expenses, (ii) salary and welfare for sales and marketing personnel, and (iii) allowance for doubtful receivables. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled US$1,727, US$4,574 and US$13,084 for the years ended December 31, 2017, 2018 and 2019, respectively.

General and administrative expenses
(aa)	General and administrative expenses
General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, and (ii) professional service fees.
Employee social security and welfare benefits
(ab)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

The Group also makes payments to other defined contribution plans for employees employed by subsidiaries outside the PRC.

Non-controlling interests
2	Principal accounting policies (Continued)
(ac)	Non-controlling interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests are presented on the face of the consolidated statement of comprehensive loss as an allocation of the total income or loss for the year between non-controlling interests holders and the shareholders of the Company.

Income taxes
(ad)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Share-based compensation
(ae)	Share-based compensation

The Company grants stock-based awards, including share options, restricted share units and warrants of the Company, to eligible employees, officers, directors, and non-employee consultants. The Company accounts for share-based awards granted to employees in accordance with ASC 718, "Compensation - Stock Compensation" and share-based awards granted to non-employees in accordance with ASC subtopic, 505-50 (“ASC 505-50”), “Equity-Based Payments to Non-Employees”. ASC 505. On January 1, 2019, the Group adopted ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to non-employees. Under ASU 2018-07, the accounting for awards to non-employees are similar to the model for employee awards.

2	Principal accounting policies (Continued)

(ae)	Share-based compensation (Continued)

Option and RSUs granted to employees

Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, sales and marketing expenses or research and development expenses, depending on the job functions of the grantees.

For the options and RSUs granted to employees, the compensation expense is recognized using the graded-vesting attribution approach over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied. The fair value of RSUs is determined with reference to the fair value of the underlying shares.

Option modification

According to ASC 718, a change in any of the terms or conditions of equity based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation costs on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation costs and the remaining unrecognized compensation costs for the original award.

Option, RSUs and warrants granted to non-employees

Effective January 1, 2019, the Company adopted ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which expands the scope of Topic 718 to include share-based payment awards to nonemployees. As a result, stock-based awards granted to consultants and non-employees are accounted for in the same manner as awards granted to employees as described above. The impact of adoption of this new guidance did not have a material impact on the Group’s consolidated financial statements. Prior to the adoption of ASU 2018-07, for share-based awards granted to non-employees, the Company accounted for the related share-based compensation expenses in accordance with ASC subtopic, 505-50 (“ASC 505-50”), “Equity-Based Payments to Non-Employees”. Under the provision of ASC 505-50, these options, RSUs and warrants are measured as of the earlier of the date at which either: (1) commitment for performance by the non-employee has been reached; or (2) the non-employee’s performance is complete.

Options and warrants of the Company issued to non-employees are measured based on fair value of the options and warrants which are determined by using the binomial option pricing model and RSUs of the Company issued to non-employees are measured based on fair value of the RSUs which are determined with reference to the fair value of the underlying shares.

Government subsidies
(af)	Government subsidies

The Group receives subsidies from the local PRC government for general use. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of comprehensive loss.

Statutory reserves
(ag)	Statutory reserves

The Company’s subsidiaries, a consolidated VIE and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related parties
(ah)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(ai)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2017, 2018 and 2019, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss per share
(aj)	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. The Group uses the two-class method to calculate net loss per share though both classes share the same rights in dividends. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible notes and ordinary shares issuable upon the conversion of the stock options and warrants and vesting of RSUs, using the treasury stock method.

Comprehensive loss
2	Principal accounting policies (Continued)
(ak)	Comprehensive loss

Comprehensive loss is defined as the change in shareholders’ deficit of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

Segment reporting
(al)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The CODM is comprised of certain members of the Company's management team.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the first quarter of 2019, the Group changed its segment disclosure to separately report the financial results of its Enterprise Solutions business in light of the acquisition of Changyi on January 1, 2019. This segment primarily reflects the results of the Group’s SaaS products offering, which is conducted through Changyi Group, a group of companies acquired on January 1, 2019 (Note 4(b)). At the same time, the Group named its pre-existing online marketing service business as Marketing Solution business.

Therefore, the Group now reports two operating segments: 1) Marketing Solutions, and 2) Enterprise Solutions. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive loss or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.

Recently issued accounting pronouncements
(am)	Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, which changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model that will replace today’s “incurred loss” model and generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses in a manner similar to current practice, except that the losses will be recognized as an allowance. Subsequent to issuing ASU 2016-13, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, for the purpose of clarifying certain aspects of ASU 2016-13. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. In May 2019, the FASB issued ASU 2019-05, Financial Instruments – Credit Losses (Topic 326): Targeted Transition Relief, or ASU 2019-05, to provide entities with more flexibility in applying the fair value option on adoption of the credit impairment standard. In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, which expands the scope of the practical expedient that allows entities to exclude the accrued interest component of amortized cost from various disclosure. Entities that elect to apply the practical expedient must disclose the total amount of accrued interest that they exclude from their disclosures of amortized cost. ASU 2018-19, ASU 2019-04, ASU 2019-05 and ASU 2019-11 have the same effective date and transition requirements as ASU 2016-13. Early adoption is permitted starting in the first quarter of fiscal 2020. The Group estimated that the adoption of ASC 326 would result in a net adjustment of approximately US$4 million to the opening balance of accumulated losses with a corresponding credit loss provision over accounts receivable being recognized in the consolidated balance sheet as of January 1, 2020. Other than disclosed, the Group does not expect the new standard to have a material impact on the consolidated financial statements.

2	Principal accounting policies (Continued)
(am)	Recently issued accounting pronouncements (Continued)

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect adoption of this ASU to be material to its consolidated financial statements on known trends, demands, uncertainties and events in its business. The Group plans to adopt ASU 2017-04 on January 1, 2020 and does not expect that the adoption of this ASU to have a material impact on the consolidated financial statements.

In November 2019, the FASB issued ASU 2019-08, Compensation ‒ Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606), which requires entities to measure and classify share based payments to a customer, in accordance with the guidance in ASC 718, Compensation ‒ Stock Compensation. The amendments in that ASU expanded the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees and, in doing so, superseded guidance in Subtopic 505-50, Equity ‒ Equity-Based Payments to Non-Employees. The amount that would be recorded as a reduction in revenue would be measured based on the grant date fair value of the share based payment, in accordance with Topic 718. The grant date is the date at which a supplier and customer reach a mutual understanding of the award’s key terms and conditions. The award’s classification and subsequent measurement would be subject to ASC 718 unless the award is modified or the grantee is no longer a customer. The amendments in this ASU are effective for public business entities in fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, but not before it adopts the amendments in ASU 2018-07. The Group does not expect that the adoption of this ASU to have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect that the adoption of this ASU to have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. The update is effective for public business entities for interim and annual periods beginning after December 15, 2019. The Group does not expect that the adoption of this ASU to have a material impact on the consolidated financial statements.

2	Principal accounting policies (Continued)
(am)	Recently issued accounting pronouncements (Continued)

In October 2018, the FASB issued ASU 2018-17, "Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities," which provides guidance that indirect interests held through related parties under common control will be considered on a proportional basis when determining whether fees paid to decision makers and service providers are variable interests. These indirect interests were previously treated the same as direct interests. The consideration of indirect interests on a proportional basis is consistent with how indirect interests held through related parties under common control are treated when determining if a reporting entity within a related party group is the primary beneficiary of a VIE. The new guidance is effective retrospectively for the year ending December 31, 2020 and interim reporting periods during the year ending December 31, 2020 with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments are effective for public entities in fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, “Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)”, that clarifies the interactions between Topic 321, Topic 323, and Topic 815. The amendments in this ASU affect the application of the measurement alternative for certain equity securities and the equity method of accounting, and guidance for certain forward contracts and purchased options to purchase securities, that, upon settlement or exercise, would be accounted for under the equity method of accounting. The ASU is effective for public entities in fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.